Leases - Minimum Future Income (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)

Amount
2015	$63,047
2016	63,220
2017	37,361
2018	35,152
2019	35,152
Thereafter	209,128

Total minimum lease revenue, net of commissions	$443,060